SUBSIDIARY PUBLIC ISSUERS - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenues	$ 4,096	$ 3,810	$ 3,971
Net income (loss)	(66)	(45)	80
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	(136)	(130)	10
BRP Equity
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	0	0	0
Finco
Disclosure of subsidiaries [line items]
Revenues	0	0	0
Net income (loss)	0	(10)	(4)
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Revenues	0	0	2
Net income (loss)	(1,185)	(772)	(156)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	4,096	3,810	3,970
Net income (loss)	561	1,173	1,997
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues	0	0	(1)
Net income (loss)	$ 694	$ (306)	$ (1,767)